Fair value estimation (Tables)	6 Months Ended
Jun. 30, 2026
Financial risk management [Abstract]
Schedule of Fair Value of Financial Instruments
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2025
Assets:
Financial assets at fair value through profit or loss	—	—	1,291	1,291
Financial assets at fair value through other comprehensives income	92,396	—	—	92,396
Liabilities:
Financial liabilities at fair value through profit or loss	—	—	22,044	22,044
At June 30, 2026
Assets:
Financial assets at fair value through other comprehensive income	77,858	—	—	77,858

Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets
Description	Fair value at		Unobservable inputs	Range of inputs at		Relationship of unobservable inputs to fair value
	December 31, 2025	June 30, 2026		December 31, 2025	June 30, 2026
	RMB’000	RMB’000
Warrants	22,044	—	Expected volatility	Note 13	N/A	The higher the expected volatility, the higher the fair value